Basis of Presentation and General Information (Details)		6 Months Ended
	Jan. 08, 2016 shares	Jun. 30, 2016
Basis of Presentation and General Information [Abstract]
Country of incorporation		Republic of the Marshall Islands
Date of incorporation		Jan. 04, 2008
Reverse stock split ratio	0.2
Number of shares reduced due to rounding (in shares)	3